REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue	[1]	$ 6.3	$ 10.6	$ 74.4	$ 55.4
Collaboration revenue		353.2	261.8	977.7	667.1
Total revenue		359.5	272.4	1,052.1	722.5
Licenses | Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		6.6	10.5	17.0	35.2
Licenses | Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		(0.3)	0.0	55.7	0.0
Licenses | Related Party Sublicense
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		0.0	0.1	1.6	20.1
Other, Non-License
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total license and other revenue		$ 0.0	$ 0.0	$ 0.1	$ 0.1

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.